Derivative financial liabilities (Details 1) - Derivative Financial Liabilities [Member] shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Disclosure of fair value measurement of liabilities [line items]
Warrants Outstanding and Exercisable | shares	0
Warrants Weighted Average Exercise Price | $ / shares	$ 0
Warrants outstanding and exercisable, warrants granted | shares	5,729
Warrants Weighted Average Exercise Price, warrants granted | $ / shares	$ 9.69
Warrants Outstanding and Exercisable | shares	5,729
Warrants Weighted Average Exercise Price | $ / shares	$ 9.69